Document and Entity Information	Dec. 07, 2022
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2022
Entity File Number	001-03579
Entity Registrant Name	PitneyBowes Inc.
Entity Central Index Key	0000078814
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	3001 Summer Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926
City Area Code	203
Local Phone Number	356-5000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	PBI
Security Exchange Name	NYSE
6.70% Notes due 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.70% Notes due 2043
Trading Symbol	PBI.PRB
Security Exchange Name	NYSE